Stockholders' Equity/Members' Interests (Details Textual) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended
	Jun. 17, 2014	Jun. 23, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends, Cash			$ 0	$ 240,000	$ 285,000	$ 390,000
Stock Issued During Period, Shares, Conversion of Units	2,932,629
Share Price (in Dollars per share)	$ 10.00	$ 10.00
Stock Issued During Period, Shares, New Issues		850,000
Proceeds from Issuance Initial Public Offering (in Dollars)		6,144,000
Share-based Compensation			3,578,465	0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					23,520	24,255
Unreturned contribution account					2,000,000
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			42,500
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants To Purchase Common Stock							42,500
Class Of Warrant Or Rights Period From Which Warrants Or Rights Exercisable							June 2015
Class Of Warrant Or Rights Period Which Warrants Expire							June 2019
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 12.50
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent							125.00%
Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		1,245,399
Capital Unit, Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Unit, Issued	41,088
Common Unit, Outstanding	72,500
Common Unit, Authorized					100,000
Stock Issued During Period, Shares, Conversion of Units	200,000
Capital Unit, Class A [Member] | SIGNAL GENETICS LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Unit, Issued	72,500
Capital Unit, Class B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Unit, Outstanding	41,088
Common Unit Outstanding Unvested	23,328
Common Unit, Authorized					50,000
Capital Unit Class C [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Unit, Issued	2,732,629
Stock Issued During Period, Shares, Conversion of Units	2,732,629
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			124,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			options to purchase 54,000 shares vest 25% on each anniversary of their grant date; provided, however that if a recipient is terminated after the first anniversary of the grant date for a reason other than cause, such person will be entitled to receive a prorated portion of the number of shares which would have otherwise become vested on the next anniversary date. The remaining 70,000 shares subject to options vest 25% on the first anniversary of the grant date with the balance of shares vesting in thirty-six equal monthly installments thereafter.
Share-based Compensation			15,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			60,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted			940,093
Share-based Compensation			$ 3,563,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			658,214
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			745,511
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			33.3% vested upon the date of grant but will not be issued until January 1, 2015 and 16.67% will vest and be issued on each of January 1, 2015, and the 12-month, 18-month and 24-month anniversary of the date of grant.
Restricted Stock Units (RSUs) [Member] | Vice President of Research and Operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			48,442
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			29,356 vested upon the date of grant but will not be issued until January 1, 2015 and the remaining 19,086 will vest in nineteen equal monthly installments (beginning with the month in which the first anniversary of the grant date occurs) on the last day of each such calendar month. Shares that have vested according to the foregoing schedule will be issued on the first day of January and July of each calendar year.
Restricted Stock Units (RSUs) [Member] | Consultant And Company Founder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			37,640
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			25% will vest and be issued on the first anniversary of the grant date and the remaining shares will vest in thirty-six equal monthly installments (beginning with the month in which the first anniversary of the grant date occurs) on the last day of each such calendar month. Shares that have vested according to the foregoing will be issued on the first day of January and July of each calendar year.
Restricted Stock Units (RSUs) [Member] | Board Of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			16,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			An aggregate of 16,500 RSUs issued to the three independent members of the board of directors (5,500 each) in July 201425% will vest and be issued upon each anniversary of the grant date.
Restricted Stock Units (RSUs) [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			92,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			25% will vest and be issued upon each anniversary of the grant date.